575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax

Peter J. Shea peter.shea@kattenlaw.com (212) 940-6447 direct (212) 894-5724 fax

October 1, 2013

Via EDGAR

United States Securities and Exchange Commission

Washington, D.C. 20549

AccuShares Commodities Trust I Amendment No. 1 to Confidential Draft Registration Statement on Form S-1 Submitted July 1, 2013 File No. 377-00230

Dear Ladies and Gentlemen:

On behalf of AccuShares Commodities Trust I (the “Trust”) sponsored by our client, AccuShares Management LLC (the “Sponsor”), we are submitting, pursuant to Section 6(e) of the Securities Act of 1933 (the “Securities Act”), together with this correspondence, the first amended draft (the “Amendment”) of the Trust’s Registration Statement on Form S-1 (the “Registration Statement”). Copies of the Amendment marked to show all changes from the Trust’s original draft Registration Statement that was submitted on July 1, 2013 (the “Initial S-1 Submission”) are being sent to the Securities and Exchange Commission (the “Commission”) Staff under separate cover.

With respect to the Staff comment letter (“Comment Letter”) to the Sponsor dated July 30, 2013 by Mr. Duc Dang, Special Counsel, we offer the following responses (the headings and comments below correspond to the headings and comments in the Comment Letter). The Trust’s responses have been informed by our discussions with the Staff on August 2, 2013. Capitalized terms used in this letter but otherwise not defined herein are used with the meanings ascribed to them in the Registration Statement.

General

1.                  Since you appear to qualify as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, please:

•                     Disclose that you are an emerging growth company;

•                     Describe how and when a company may lose emerging growth company status;

AUSTIN    CENTURY CITY    CHARLOTTE    CHICAGO    HOUSTON    IRVING    LOS ANGELES
NEW YORK    ORANGE COUNTY    SAN FRANCISCO BAY AREA    SHANGHAI    WASHINGTON, DC

LONDON: KATTEN MUCHIN ROSENMAN UK LLP

A limited liability partnership including professional corporations

United States Securities and Exchange Commission

October 1, 2013

•	Briefly describe the various exemptions that are available to you, such as exemptions from Section 404(b) of the Sarbanes-Oxley Act of 2002 and Section14A(a) and (b) of the Securities Exchange Act of 1934; and
•	State your election under Section 107(b) of the JOBS Act:
o	If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or
o	If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

The suggested emerging growth company disclosure has been added under the captions “Summary – Emerging Growth Company Status” and “Risk Factors – The Trust Is an ‘Emerging Growth Company’ and There Can Be No Assurance That the Reduced Disclosure Requirements Applicable to Emerging Growth Companies Will Not Make the Shares Less Attractive to Investors.” Please be advised that the Trust will irrevocably opt out of the extended transition period provided by Section 102(b)(1) of the JOBS Act. Additionally, please be advised that Section 14A(a) and (b) of the Securities Exchange Act of 1934 (the “Exchange Act”) is not applicable to the Trust since the Trust does not have executive officers, does not pay executive compensation in any form and will not solicit proxies from its shareholders in the ordinary course of its business.

2.                  Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

United States Securities and Exchange Commission

October 1, 2013

Please be advised that, to date, neither the Trust, the Sponsor nor anyone authorized to do so on their behalf have presented to potential investors any Rule 405 written communications in reliance on Section 5(d) of the Securities Act. The Trust and the Sponsor are not aware of the existence of any research reports concerning the Trust, any Fund or the Sponsor. To the extent in the future any such written communications are presented to potential investors or any such research reports are published or distributed, the Trust will provide them supplementally to the Staff.

3.                  Please revise to fill in all blanks in your next amendment. In this regard, please understand that failure to fill in these terms of the offering may delay clearance to the extent that we have comments on your revisions. In particular, please include disclosure regarding all of the relevant underlying indices.

To the extent possible at this time, blanks contained in the Initial S-1 Submission have been completed in the Amendment. To the extent blanks remain in the Amendment, such blanks will be filled in by either a future amended submission or a future filing of the Registration Statement. Disclosure regarding all relevant Underlying Indices appears in the Amendment.

4.                  Please confirm that you will register an amount of shares sufficient to cover all shares that will be distributed in Regular Distributions, Special Distributions, Corrective Distributions and potential Forward Stock Splits as Rule 416 will not be available to cover such distributions.

The Sponsor confirms that each Fund will register an amount of shares sufficient to cover all shares that are expected to be sold in the creation process and distributed as Regular Distributions, Special Distributions, Corrective Distributions (collectively, “Distributions”) and potential forward share splits over a three year period1 Before effectiveness of the Registration Statement, the Sponsor intends to register that maximum aggregate offering price for each Class of each Fund that it expects would be issued in creations, Distributions and share splits over the next three years. Further, the Funds now intend to distribute gains attributable to a 20% or less change in their Underlying Indices in cash with gains attributable to index moves in excess of 20% being distributed in paired shares. This cash distribution intention for Regular Distributions

1 Please note that the information provided in the fee table appearing in the Amendment is placeholder information representing a registration of 100,000 shares per class of each Fund at $25 per share. This is a bare minimum share registration amount that would allow the Fund to commence trading on the Exchange and a Fund Creation Unit with a value in excess of $1 million but nothing else.

United States Securities and Exchange Commission

October 1, 2013

and Special Distributions is expected to reduce the Funds’ requirements for available registered shares under the Registration Statement.

5.                  Please confirm that you will file a separate prospectus for each proposed Fund identified on the cover page, which prospectus shall include risk factors and related disclosure specific to the fund’s respective underlying index.

The Sponsor believes, as discussed below, that presenting all Funds in a single prospectus is appropriate due to the commonality of disclosure of the Funds, the differences among the Funds being rooted in their use of different Underlying Indices, and a single prospectus allowing investors a deeper appreciation of the differences among the Underlying Indices and the Funds. For these reasons, the use of a single prospectus would not engender investor confusion and provides significant disclosure benefits that outweigh potential additional costs to the Sponsor and potential prospectus delivery errors.2

In particular, the Funds exhibit an overwhelming commonality of disclosure. This commonality arises from identical operations and risks. For example, the Up Shares and Down Shares of a Fund operate in the same way as the Up Shares and Down Shares of any other Fund. Class Value per Share is calculated using the same formula for each Fund. A Fund is only able to hold the same Eligible Assets as all the other Funds. Distributions and share splits are effected for the same purpose and by the same mechanisms among the Funds. The arbitrage mechanism is expected to work the same way for each Fund. With the exception of the Underlying Indices

2 Please be advised that the Sponsor intends to register fund series offerings by groups of fund series having common characteristics, such as the nature of the asset class represented by the underlying indices of the fund series. For example, the Funds of the Trust are included in the Registration Statement because they seek to track what the markets consider to be commodity indices. Another registration statement of a separate series trust issuer sponsored by the Sponsor would be used for fund series limited to currencies, for instance, or other asset classes.

Within each such registration statement, the Sponsor intends to organize separate prospectuses for Funds in homogenous groups that are sensible to the investing community. Such prospectuses will be marked by a commonality of risk factors. For instance, the Funds are basic or unleveraged return fund series and appear in a single prospectus that would be separate and distinct from any prospectus that would cover future fund series providing leveraged returns on the same Underlying Indices referenced by the Funds.

United States Securities and Exchange Commission

October 1, 2013

and Management Fees, the rights, entitlements and risks of shareholders holding one Fund’s shares are identical to the rights, entitlements and risks of all other Funds’ shareholders. Moreover, each Fund has the same service providers. The risk factors contained in the single prospectus apply to all the Funds with only a few specific risks applicable the AccuShares Spot CBOE VIX Fund, and would change minimally if the Funds were placed in separate prospectuses. Furthermore, use of separate prospectuses will not appreciably reduce the length of a Fund’s prospectus due to this overwhelming commonality among the Funds.

The few differences among the Funds derive solely from the different Underlying Indices, which are well-known and long-established, and these differences can be easily discerned in a single prospectus. For example, the schedules and thresholds established for Distributions vary solely due to the Sponsor’s estimate of the expected volatility of the Underlying Indices. A Fund having a relatively higher volatility Underlying Index than other Funds will have more frequent Regular Distributions, for example, or different Corrective Distribution triggers. These few differences can easily be distinguished by an investor through the tabular presentations and the distinct and separate discussions of each Fund’s Underlying Index as currently presented in the single prospectus. Presenting the Funds in a single prospectus will highlight the few differences among them for the benefit of investors. Using separate prospectuses would not require the use of tabular presentations, and thereby would reduce the prominence of key Fund metrics in what will always be a lengthy prospectus. Further, the financial statement presentations of the Funds are expected to be fairly simple and substantially identical with a common set of notes.

Moreover, the Underlying Indices have widely understood commonalities that allow them to be discussed in a single prospectus. The Underlying Indices are perceived by the public as commodities indices. All the S&P GSCI Commodity Indices are based on the S&P GSCI and are widely perceived as uncorrelated with traditional investments in stocks and bonds. The VIX is also widely considered by the markets to be a commodity index that is inversely correlated to the returns of traditional investments. For each Fund, ownership of shares will be sought to increase return potential without adding risks inherent to traditional investments. Consequently, the Funds are rationally grouped in a single prospectus.

For the foregoing reasons, the Sponsor believes a single prospectus presentation is sensible to investors. Moreover, placing each Fund in a separate prospectus increases the likelihood of prospectus delivery errors where one Fund’s prospectus is requested (or required to be delivered) and another’s is delivered by mistake. This administrative burden and potential liability is in addition to the excess costs imposed by the production of separate prospectuses, which are costs the Sponsor’s competitors currently using single prospectus presentations for

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their funds do not experience. These potential added costs and the risk of error attendant to separate prospectuses are not outweighed by any of the potential benefits an investor would gain by separate prospectuses when a sensible single prospectus provides not only clarity but additional benefits.

6.                  You indicate that the Funds may suspend creations during any “period as the Sponsor determines to be necessary.” Please note that future suspensions may not be consistent with Rule 415(a)(1)(ix) of Regulation C.

The Sponsor acknowledges that a suspension of Fund creations when the Sponsor makes a determination of necessity will have to be evaluated in the context of the Fund’s need to rely on a “continuous basis” offering for use of the Registration Statement pursuant to Rule 415(a)(1)(ix). Among other considerations, the suspension of creations by the Sponsor, as indicated by the Staff, would only be for a temporary period for unforeseen circumstances that, if creations were to be permitted, would harm existing shareholders. Such a suspension would only be in effect for such time as would allow the circumstance to be resolved or the Sponsor to take steps to mitigate the effects of such circumstances. For instance, the Sponsor may need to suspend creations if insufficient shares of a Fund remained under the Registration Statement to permit creations and Distributions to continue. Such a suspension would remain in effect until the offering of additional shares of the Fund could be registered with the Commission under a new registration statement. In this situation, Rule 415(a)(1)(ix) would not be implicated since there would be two separate continuous offerings under different registration statements. Other potential creation suspensions determined by the Sponsor would be of a character similar to the listed creation suspension events that do not require a Sponsor determination in that (a) their eventuality would be unforeseen, (b) they would not be arbitrarily imposed by the Sponsor and (c) they would be of a temporary nature. Nevertheless, the Sponsor will be mindful of the continued availability of Rule 415(a)(1)(ix) when it makes any determination to suspend a Fund’s creations.

Prospectus Cover Page

7.                  Revise the fourth paragraph on the cover page to include a cross-reference to your discussion of Up and Down shares contained later in the prospectus.

The suggested cross-reference has been added.

United States Securities and Exchange Commission

October 1, 2013

Prospectus Summary

8.                  We note your qualification that this section is only a summary of portions of this prospectus. Please confirm that this section summarizes the key aspects of this offering.

The “Summary” section of the prospectus summarizes all key aspects of the Funds’ offering.

Advantages of Investing in the Shares, page 5

Reduced Friction and Transaction Costs, page 5

9.                  Please revise to briefly balance your disclosure by highlighting the costs transferred to investors, including the transaction costs associated with selling the counter shares received in any distribution and the possibility that the market price for such counter shares could be less than its Class Value per Share and provide a cross reference to the disclosure starting on page 72.

The suggested revision has been made.

Transparency, page 5

10.              Please tell us, with a view toward disclosure, whether an investor can compare the performance of the underlying index to an investment in Up Shares or Down Shares over several Measuring Periods, given the Fund’s intention to make distributions and adjust the Share Index Factor after each such distribution.

Assuming an investor rebalances his or her portfolio following each distribution in order to maintain a maximized position in a class of a Fund, and ignoring adjustments to Class Value for Net Investment Income and any investor transaction costs incurred in the rebalancing, an investor’s returns on its investment in a class of a Fund should perfectly correlate to movements in its Underlying Index over any number of Measuring Periods. Distributions and Share Index Factor adjustments will not affect percentage performance calculations over multiple Measuring Periods. For an illustration please see the examples under the caption “Distributions and Distribution Dates—Investor Responses to Distributions” in the prospectus. The Funds will provide a comparison tool on the Sponsor’s website (www.AccuShares.com) to assist investors in understanding share performance over multiple Measuring Periods. Disclosure regarding this comparison tool has been included under the captions “Summary—Advantages of Investing in

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October 1, 2013

the Shares—Transparency” and “Investment Objectives—Advantages of Investing in the Shares—Transparency” in the prospectus.

The Sponsor, page 14

11.              Please tell us whether you consider your Sponsor to be your sole promoter and, if so, revise the appropriate section to provide all required information about such parties in accordance with Item 404(c) of Regulation S-K or advise.

The Sponsor is the sole promoter of the Funds. All relevant information in response to the applicable portions of Item 404(c) concerning the Sponsor’s executive officers appears in the prospectus.

Notification of Distributions and Share Splits, page 9

12.              Please advise us, with a view toward disclosure, as to your preliminary conclusion that one business day is sufficient notice to shareholders of a distribution or share split. If you subsequently have determined an alternative notice period, please provide your analysis as to the sufficiency of such notice.

Please be advised that the notice and settlement cycle for Distributions and share splits has been changed in the Amendment. Presently, a Distribution or a share split will be declared as described in the prospectus (day T). Shareholders of record entitled to the Distribution or share split will be determined on the third business day thereafter (T+3) with the payment or delivery of the Distribution or share split occurring on the fifth business day thereafter (T+5). From day T until day T+3, a Fund’s shares will trade on an “ex-dividend” basis.

The Sponsor believes that three business days notice of Distributions and share splits will be sufficient notice to shareholders because the timing, circumstances and method for determining the relevant amounts thereof will be publicly known beforehand to shareholders. For instance, Cash Distributions, Regular Distributions and Corrective Distributions will be declared, as applicable, on established Distribution Dates specified in the prospectus. Special Distributions will occur only if a Fund’s Underlying Index has changed by 75% or more since the prior Distribution Date. Any such Underlying Index change, including index changes leading up to the Special Distribution threshold since the prior Distribution Date, is generally expected by the Sponsor to be public knowledge. Share splits are mainly expected to occur in conjunction with Special Distributions because they may occur whenever a Fund has a Class Value per Share fall below $4.00 per share. Share splits that otherwise occur at the discretion of the Sponsor will occur with ten days’ notice. All Distributions and share splits receiving three business day notice,

United States Securities and Exchange Commission

October 1, 2013

therefore, are set to established parameters of either a specified date or set threshold and Distributions are determined by a specified formula – all of which are publicly known – and not by the discretion of the Sponsor or the Trustee.

The Sponsor is seeking, contemporaneously with the registration of the Funds’ offerings, exemptive interpretative or no-action relief from the Commission’s Division of Trading and Markets from, among other things,3 the requirements of Rule 10b-17 promulgated under the Exchange Act. Generally, Rule l0b-17 requires a public issuer to give notice of actions like a dividend distribution or stock split. Notably, Rule l0b-17 requires ten days’ prior notice for distributions, and depending upon the type of distribution, such notice must describe either the amount of cash or the “amount of the security outstanding immediately prior to and immediately following the dividend or distribution and the rate of the dividend or distribution” on a per share basis. A primary purpose of Rule l0b-17 is to give sufficient notice to both the public and the broker-dealer community that the issuer is intending to distribute a dividend, enabling the parties in equity transactions and their broker-dealers to take into account the coming distribution and adjust the price paid for the equity securities accordingly.

However, the primary investment objective of each Fund, together with its structure as an exchange-traded product (“ETP”), make compliance with the Rule 10b-17 notice provisions impractical. Although the dates of each Fund’s Regular Distributions and Cash Distributions will be scheduled and known in advance, neither the amount of any Regular or Cash Distribution, the outstanding amount of the shares immediately prior to and following a distribution, the rate of the distribution nor the class of shares entitled to the distribution will, or can, be known ten days prior to each Distribution Date. At best, a Fund required to provide notice ten days prior to the end of any Measuring Period could only make available unreliable, misleading and confusing estimates of amounts to be determined seven days hence. Similarly, problems are likely to occur in connection with a requirement to provide ten days’ prior notice of forthcoming Special Distributions, Corrective Distributions, and share splits. Therefore, requiring the Funds to operate in strict compliance with the provisions of Rule 10b-7 would effectively institutionalize the very concerns – investor and market confusion – that the Commission strove to address in adopting Rule 10b-17.

3 In addition, the Sponsor is also seeking relief on behalf of the Funds from certain requirements of Section l1(d)(1) of the Exchange Act and Rule 11d1-2 thereunder, Rule 200(g) of Regulation SHO, and Rules 101 and 102 of Regulation M.

United States Securities and Exchange Commission

October 1, 2013

The Commission has recognized impracticality as a basis for delaying an announcement of a dividend (as opposed to any deceptive purpose on the part of the issuer) and has acknowledged the problem of “last minute changes” in distribution amount noticed by an issuer in compliance with the provisions of Rule l0b-17. Indeed, paragraph (c) was included in Rule l0b-17 to exempt registered open-end investment companies (“mutual funds”) and unit investment trusts (“UITs”) – issuers of redeemable securities that once a day calculate their net asset value – from the application of the Rule altogether, on the grounds of impracticality and investor confusion. The Commission has recognized that this problem can occur for ETPs as well, and has granted the relief provided under paragraph (c) of Rule l0b-17 to a number of ETPs that are not registered investment companies but whose shares nevertheless are redeemable at the option of Authorized Participants at once a day calculated net asset value.4 In particular, such relief was granted in the MACROS I and MACROS II Letters to ETPs with a structure similar (albeit more complex) to that of the Funds.

Management Fee, page 15

13.              Please advise us as to whether the percentage of the average daily Class Value used to calculate the Management Fee will be equal for each Fund’s Up Shares and Down Shares. To the extent that the rates may be different, please expand your disclosure to note the possible difference and discuss how different fees may affect the relative demand for Up Shares and Down Shares. If the rates will be equal, please state so in your disclosure.

As indicated in the table under the caption “Summary – Management Fee,” the Sponsor’s Management Fee is the same for each class of a Fund’s shares.

4 See Letter from Josephine J. Tao, Assistant Director, Division of Trading and Markets to Richard F. Kadlick, Skadden Arps dated July 1, 2008 (“MACROS II Letter”); Letter from James A. Brigagliano, Acting Assistant Director, Division of Market Regulation to Richard F. Kadlick, Skadden Arps dated December 22, 2006 (“MACROS I Letter”); Letter to Michael Schmidtberger, Sidley Austin Brown & Wood LLP dated January 19, 2006 with respect to the DB Commodity Index Tracking Fund; Letters to Kathleen H. Moriarty, Carter, Ledyard & Milburn dated December 12, 2005 and November 17, 2004, with respect to the StreetTRACKS Gold Trust; and Letters to David Yeres, Clifford Chance, dated January 27, 2005 and December 12, 2004, with respect to the iShares COMEX Gold Trust.

United States Securities and Exchange Commission

October 1, 2013

14.              We note the generic reference to your lack of operating history on page 23. Please also include a risk factor to clarify that the Sponsor has no experience with an investment vehicle of this nature.

The suggested risk factor has been added under the caption “Risk Factors – The Sponsor Has No Experience Managing Investment Vehicles.”

“Changes or Disruptions in a Fund’s Underlying Index May Cause a Material Adverse Effect on the Performance of a Fund’s Shares.,” page 25

15.              We note that the Sponsor has discretion to use a different index provided that shareholders are given notice. Please advise as how this notice would be provided to shareholders for this change and any other material change.

The index licensing agreement with the Index Provider will require the Index Provider to give at least 120 days’ notice of its cessation of calculation or publication of any Underlying Index. Additionally, the Sponsor may terminate an Underlying Index license upon at least 60 days’ notice to the Index Provider, and the Index Provider generally may terminate an Underlying Index license upon at least 90 days’ notice to the Sponsor. In these circumstances, a Fund would provide investors with (a) at least 60 days’ notice of the cessation or termination of an Underlying Index and (b) to the extent not included in the initial notice, notice of the substitute index as soon as practicable but not less than 30 days before such cessation or termination date. These notices would be issued by press release, posted on the www.AccuShares.com website and filed with the Commission under Forms 8-K as well as provided to the Exchange.5

To the extent the substitute index is based on the same exact asset and is calculated in an identical manner as the original Underlying Index, the information contained in these notices would appear in a supplement to the affected Fund’s prospectus. In all other cases, adoption of a

5 The Index Provider may also terminate an Underlying Index license with less than 90-days’ notice if compelled by court order, applicable law or regulation. In that circumstance, the Sponsor will attempt to provide at least 30-days’ advance notice of a substitute index or terminate the affected Fund. The Index Provider may also terminate a license immediately upon (1) a change of control of the Sponsor, (2) litigation or threat of litigation that would materially impair the license or the Index Provider’s ability to perform, or (3) any action or inaction by the Sponsor or a Fund that caused or threatens to cause material harm to the Index Provider’s reputation or good will. When the Index Provider immediately terminates its license, the Sponsor will terminate the affected Fund.

United States Securities and Exchange Commission

October 1, 2013

substitute index by the Sponsor for a Fund as well as any other material changes in Fund operation would be implemented by a post-effective amendment to the Registration Statement.

Risks Related to All Funds, page 27

“The Trust Agreement Contains Provisions that Explicitly Eliminate Duties…,” page 32

16.              You disclose on page 93 that the Sponsor has not established formal procedures to resolve potential conflicts of interest. Further, you disclose on page 91 that the Sponsor, its members, managers, officers, employees or affiliates may have an ownership or beneficial interest in the Fund without any limitations imposed on such positions. Please include a separately titled risk factor discussing the potential conflicts of interest that may arise as a result of ownership of the Fund and noting that the Sponsor will have no policies in place to consider, address or manage such conflicts.

Please be advised that the Sponsor has adopted a written code of ethics that will resolve or attempt to mitigate for the benefit of shareholders the potential conflicts suggested by the Staff’s comment. The disclosure in the prospectus has been revised accordingly.

Investment Objectives

Introduction and Fund Construction

How the Funds differ from other investment products., page 40

17.              We note the disclosure about the arbitrage mechanism on pages 65-70. Please discuss whether the requirement of paired redemptions has an impact on the arbitrage mechanism when compared with other products. Please clarify whether creation will occur, for example, even when the market demand for Up Shares is significantly greater than the demand for Down Shares.

Similar to other ETPs, Authorized Participants are expected to buy and sell a Fund’s Up Shares or Down Shares on the market when their specific trading prices differ from their Class Values per Share. Authorized Participants are also expected to trade hedges against a Fund’s Up Shares or Down Shares in the form of proxy hedges, including futures contracts, options, short sales, or other derivative instruments. In this single-class arbitrage scenario, Authorized Participants will hold the shares of a single class and the proxy hedge until the trading price of a share of such class approaches its Class Value per Share. Additionally, Authorized Participants are expected to monitor both classes for movements in their per share trading prices relative to

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changes in the Underlying Index. Authorized Participants are expected to (i) purchase shares of the class for which the trading price is below its Class Value per Share, and (ii) sell short shares of the class for which the trading price is above its Class Value per Share.

These single class arbitrage mechanisms as well as expected arbitrage activities undertaken through the creation and redemption of shares, which are also present in other ETPs, typically result in a continuous oscillation of the trading prices of ETPs’ shares above and below their respective underlying asset values. Arbitrage activities by Authorized Participants become imprecise as trading prices converge on an ETP’s underlying asset value. Such imprecision necessarily leads to over-selling of shares in a creation arbitrage with a resultant discount condition in the shares and over-purchasing of shares in a redemption arbitrage with a resultant premium condition in the shares. Arbitrage mechanisms are thus inherently incapable of causing trading prices to be in permanent equilibrium with underlying asset values; rather arbitrage mechanisms use market forces to counteract discrepancies as they occur, causing diverging trading prices to move generally but not precisely back towards underlying asset values. Like with other ETPs, these oscillations will likely occur in the Funds. However, the Funds have certain features not present in other ETPs that are expected to limit the frequency and magnitude of these oscillations.

One such feature is the existence of Regular Distributions. Regular Distributions are expected to limit discrepancies between trading prices and Class Value per Share by setting a date known to investors on which increases or decreases in Class Value per Share will be delivered to them and Share Index Factors will be reset. As a result, the trading price of a share is expected to trend towards its Class Value per Share as the Regular Distribution Date approaches because investors are unlikely to buy at a premium or sell at a discount to Class Value per Share when a distribution based on Class Value per Share and a resetting of Share Index Factors is approaching. To facilitate the operation of this feature, Funds that track indices with higher expected volatility will have shorter Measuring Periods for Regular Distributions than those tracking indices with lower expected volatility.

Corrective Distributions are also expected to dampen the frequency and magnitude of oscillating trading price discrepancies against Class Value per Share. Corrective Distributions are expected to have this effect because the occurrence of a Corrective Distribution with respect to a Fund will resolve each share into a combination of the two opposing shares of the Fund, enabling shareholders to realize their correct return even if market trading prices would otherwise frustrate that realization. Additionally, the existence of the Corrective Distribution process in the Funds will discourage attempts by traders to manipulate trading prices because such activities would become a money losing proposition upon the occurrence of a Corrective Distribution. Thus, the

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Sponsor expects that Corrective Distributions will be infrequent, and for most Funds, a Corrective Distribution may never occur. As such, the Corrective Distribution mechanism is expected to function as an upper and lower boundary or band within which trading price deviations from Class Value per Share can occur and will discipline Authorized Participant arbitrage activities accordingly.

Regular Distributions and Corrective Distributions, as well as single class proxy hedging, in the paired share context act as limiters on the frequency and magnitude of oscillations between premium and discount trading price conditions of each share of the pair. Normal creation and redemption arbitrage activities are expected to cause Fund trading price premium and discount oscillations. For instance, in the paired shares context, creation arbitrage activities will cause the previously premium-priced class to be at a discount and the previously equilibrium class to be also at a discount. This resultant pricing condition of the paired shares is then expected to result in a redemption arbitrage opportunity that may very well result in a further premium condition for one or both shares. Nevertheless, Authorized Participants are expected to engage in share trading in conjunction with their share creations and redemptions that is mindful of the expected consequences of Regular Distributions and Corrective Distributions and utilize single-class proxy hedging to mitigate exposures that might otherwise be realized through market purchases or sales of one or both classes in a pair.

Indicative Optimized Portfolio Value Up Share (IOPV-UP), page 46

18.              Please state here and in your discussion of the IOPV-DOWN that neither value will include taxes of the Fund or extraordinary expenses of the Fund incurred but not assumed by the Sponsor that day.

The IOPV calculations will not include a daily accrual of that day’s taxes attributable to each Class of a Fund since there will be no accrual of that day’s Net Investment Income. Disclosure has been revised to indicate that IOPV calculated during a day will not include that day’s accrual of Net Investment Income, which includes, among other things, that day’s accrual of taxes and extraordinary expenses incurred that day but not assumed by the Sponsor.

Distributions and Distribution Dates, page 53

Regular Distributions, page 53

United States Securities and Exchange Commission

October 1, 2013

19.              We note your examples demonstrating the reduced exposure to the underlying index for investors who do not sell, trade, or otherwise dispose of any distributed shares. Please revise your presentation of these examples to emphasize the importance of investors actively managing their Regular Distributions upon their receipt after a Regular Distribution.

The suggested revision has been made.

Determination of Regular and Special Distribution Amounts and Share Index Factors, page 59

20.              For clarity, please revise to include disclosure describing the process by which you calculate Share Index Factors prior to your discussion of Regular Distributions at page 53.

The suggested revision has been made.

The Arbitrage Mechanism and Corrective Distributions, page 65

21.              Please clarify whether sales by investors rebalancing their positions following a corrective distribution could perpetuate an imbalance between the market value and the value per share.

The suggested clarification has been provided.

The Arbitrage Mechanism and Corrective Distributions, page 65

Corrective Distributions, page 65

22.              We note that in a Corrective Distribution, each investor will “receive a distribution on the related Distribution Date based on Class Value per Share rather than what may be anomalous secondary market trading prices for shares.” Please expand your disclosure to describe in what instances “anomalous secondary market trading prices” may occur.

The phrase “anomalous secondary market trading prices” has been replaced with “secondary market trading prices for shares that may deviate materially and persistently from their Class Value per Share.” We believe that the emphasis on persistent deviation in prices is in better accord with the remaining discussions of Corrective Distributions.

Investor Responses to Distributions, page 71

Effects of Investor Re-Balancing and Transaction Costs, page 73

United States Securities and Exchange Commission

October 1, 2013

23.              We note your three presentations assume slippage of 2.5%, but are presented “prior to fees, expenses, taxes and return on the Funds.” Please add additional disclosure to clarify the nature of the fees and expenses excluded from these presentations. Please also disclose the basis for the 2.5% assumption.

The suggested disclosures have been added.

Management of the Sponsor, page 93

24.              Please revise to provide all disclosure required by Item 401 of Regulation S-K for the executive officers of the Sponsor.

All disclosure required by Item 401 for the Sponsor’s executive officers has been provided.

Material U.S. Federal Income Tax Considerations

General, page 97

25.              Please revise the first sentence to clarify that this section summarizes all material federal tax consequences.

The suggested clarification has been added.

Marketing Services, page 108

26.              Please tell us whether the marketing agent will assist in selling shares. If so, please clarify whether they are considered an underwriter under Section 2(a)(11) of the Securities Act.

As is common with the marketing of other ETPs, the marketing agent will provide broker-dealer supervision and compliance services to officers and employees of the Sponsor who will be involved in marketing the Funds and will also be registered representatives of the marketing agent, although their compensation will be paid by the Sponsor from the Sponsor’s own resources. The marketing agent will not engage in any share transactions. Moreover, the marketing agent is paid by the Sponsor in a manner that is not a broker’s commission, success fee or other remuneration structure linked to the sale of Fund shares.

United States Securities and Exchange Commission

October 1, 2013

Financial Statements, page F-1

27.              Please tell us whether you plan to provide audited financial statements of the consolidated trust and each fund. For reference see Question 104.01 of the Compliance and Disclosure Interpretations.

The prospectus will contain audited financial statements of the consolidated Trust and each Fund. Appropriate disclosure will be provided concerning the Trust’s consolidated financial statements to the effect that, among other things, such financial statements are being provided solely to meet Commission regulatory requirements, the Trust does not have assets or liabilities separate from its Funds, and an investor in a Fund has an entitlement to the assets of that Fund only and not to the assets of any other Fund or the Trust as a whole.`

Exhibits

28.              Please file all required exhibits as promptly as possible. If you are not in a position to file your legal and tax opinions with the next amendment, please provide a draft copy for us to review. The draft opinions should be filed as EDGAR correspondence.

Draft copies of the relevant legal and tax opinions are being provided to the Staff as EDGAR correspondence with this submission. Agreements not submitted with the Amendment are currently subject to negotiation.

Where we have responded to a comment concerning one location, we have made corresponding changes also concerning similar disclosure appearing elsewhere in the Registration Statement.

Please do not hesitate to contact me at (212) 940-6447 or, in my absence, Kathleen Moriarty at (212) 940-6304 if you have any questions or comments with respect to the foregoing responses or to the Amendment.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

United States Securities and Exchange Commission

October 1, 2013

cc (w/enclosures):	Mr. Duc Dang, Special Senior Counsel
Isaac Esquivel, Staff Accountant
Daniel Gordon, Accounting Branch Chief
Jerard Gibson, Staff Attorney
Mr. Jack Fonss
Mr. Forrest Gilman
Mr. Edward Cataldo
Ms. Kathleen Moriarty
Mr. Thad McElroy